Expense Example - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 29, 2023 USD ($)
VIP Index 500 Portfolio - Initial Class
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	128
VIP Index 500 Portfolio - Service Class
Expense Example:
1 year	20
3 years	64
5 years	113
10 years	255
VIP Index 500 Portfolio - Service Class 2
Expense Example:
1 year	36
3 years	113
5 years	197
10 years	$ 443